STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock-based compensation expense	Stock-based compensation expense:

	2020	2019
Cost of goods sold	$319	$167
Sales and marketing	5,241	3,644
Research and development	4,014	2,752
Administration	8,379	5,988
Continuing operations	$17,953	$12,551
Discontinued operations	1,987	379
	19,940	12,930
Stock option plan	2,361	2,890
Restricted stock plan	17,579	10,040
	$19,940	$12,930

Schedule of fair value of options estimated on the date of grant using the Black-Scholes option pricing model
The fair value of stock options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2020	2019
Risk-free interest rate	0.31%	2.03%
Annual dividends per share	Nil	Nil
Expected stock price volatility	53%	54%
Expected option life (in years)	4.0	4.0
Average fair value of options granted (in dollars)	$5.26	$5.38

Schedule of stock option activity	The following table presents stock option activity for the years ended December 31:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Outstanding	$	In Years	$
Outstanding, December 31, 2018	1,378,348	19.64	2.8	822
Granted	462,937	12.34
Exercised	(47,231)	10.43		80
Forfeited	(205,911)	20.31
Outstanding, December 31, 2019	1,588,143	18.14	2.6	30
Granted	289,518	13.01
Exercised	(178,223)	11.36		497
Forfeited	(338,327)	21.95
Outstanding, December 31, 2020	1,361,111	17.27	2.4	1,399

Schedule of stock options outstanding and exercisable	The following table summarizes the stock options outstanding and exercisable at December 31, 2020:

	Options Outstanding			Options Exercisable
Range of	Number of Options	Weighted Average Remaining Option Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Exercise Prices	Outstanding	(years)	$	Exercisable	$
$8.46 - $12.73	258,201	2.5	11.40	139,893	11.42
$12.74 - $13.38	273,330	3.8	12.99	69,333	13.03
$13.39 - $16.23	269,416	3.3	14.74	101,628	15.93
$16.24 - $25.15	299,304	1.4	21.09	265,989	21.43
$25.16 - $25.82	260,860	1.1	25.81	249,913	25.81
	1,361,111	2.4	17.27	826,756	19.68

Schedule of restricted stock unit activity
The following table summarizes the RSU activity for the years ended December 31:

	Number of	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	$	In years	$
Outstanding, December 31, 2018	1,046,275	19.24	2.6	13,289
Granted	1,222,131	12.44
Vested / settled	(333,865)	18.22		4,607
Forfeited	(118,782)	15.20
Outstanding, December 31, 2019	1,815,759	15.42	2.3	17,310
Granted	2,865,042	12.80
Vested / settled	(586,343)	16.30		6,569
Forfeited	(303,175)	12.83
Outstanding, December 31, 2020	3,791,283	13.61	2.0	55,242
Outstanding – vested and not settled	168,028
Outstanding – unvested	3,623,255
Outstanding, December 31, 2020	3,791,283